Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 6. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Building	$65,985,565	$61,778,651
Machinery Equipment	32,994,990	33,117,464
Electronic Equipment	1,583,108	2,187,806
Transportation Equipment	226,549	228,279
Other Equipment	84,997	81,431
Building Improvement	2,861,334	795,659
Subtotal	$103,736,543	$98,189,290
Less: accumulated depreciation	(24,896,491)	(18,620,517)
Total	$78,840,052	$79,568,773

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 were $5,740,644, $4,418,774 and $3,016,946, respectively.

As of December 31, 2025 and 2024, the buildings with carrying values of $26,655,712 and $27,028,129, respectively, have been pledged for the purpose of obtaining bank loans.